UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

July 31, 2015 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 166.9%
Long-Term Municipal Bonds - 166.9%
Alabama - 1.6%
Alabama Public School & College Authority
Series 2009A 5.00%, 5/01/19 (Pre-refunded/ETM)	$3,000	$3,426,180
County of Jefferson AL (County of Jefferson AL Sch Warrants)
Series 2004A 5.25%, 1/01/18-1/01/23	3,100	3,142,256

		6,568,436

Alaska - 0.5%
Alaska International Airports System
NATL Series 2003B 5.00%, 10/01/26	2,000	2,006,000

Arizona - 1.2%
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007 5.25%, 12/01/22-12/01/23	4,150	4,777,014

Arkansas - 0.5%
Pulaski County Public Facilities Board (Baptist Health)
Series 2014 5.00%, 12/01/42	2,000	2,151,020

California - 27.6%
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A 5.00%, 5/01/32-5/01/39	5,500	6,152,055
Bay Area Toll Authority
Series 2013S 5.00%, 4/01/32	5,720	6,405,714
California Econ Recovery
Series 2009A 5.25%, 7/01/19 (Pre-refunded/ETM)	4,860	5,641,051
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012 5.00%, 7/01/37-11/21/45 (a)	7,370	7,807,786
City of Chula Vista CA (San Diego Gas & Electric Co.)
Series 1996A 5.30%, 7/01/21	4,000	4,044,800
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A 5.25%, 5/15/29	5,700	6,488,823
County of San Bernardino CA COP
Series 2009A 5.25%, 8/01/26	1,455	1,630,677
Grossmont-Cuyamaca CCD CA GO AGC
5.00%, 8/01/22-8/01/23 (b)	4,480	4,993,869

	Principal Amount (000)	U.S. $ Value
Los Angeles Community College District/CA
Series 2008F-1 5.00%, 8/01/18 (Pre-refunded/ETM)	$5,800	$6,499,712
Los Angeles County Metropolitan Transportation Authority
Series 2013B 5.00%, 7/01/34	1,770	2,024,154
Los Angeles Department of Water & Power PWR
Series 2013A 5.00%, 7/01/30	6,255	7,196,502
Series 2013B 5.00%, 7/01/30	10,000	11,596,400
Los Angeles Department of Water & Power WTR
Series 2013B 5.00%, 7/01/32	3,840	4,400,102
San Bernardino County Transportation Authority
5.00%, 3/01/32-3/01/34 (b)	11,340	13,007,503
State of California
Series 2003 5.00%, 2/01/32-2/01/33	265	265,886
Series 2013 5.00%, 11/01/30	5,800	6,742,036
University of California
Series 2012G 5.00%, 5/15/31	7,000	8,056,300
Series 2013A 5.00%, 5/15/30-5/15/32	9,855	11,361,046

		114,314,416

Colorado - 5.7%
Anthem West Metropolitan District
Series 2005 6.125%, 12/01/15 (Pre-refunded/ETM)	1,000	1,018,970
City & County of Denver Co. Airport System Revenue (Denver Intl Airport)
Series 2013B 5.25%, 11/15/31	6,680	7,684,338
Colorado Health Facilities Authority (Evangelical Lutheran Good Samaritan Obligated Group)
Series 2006 5.25%, 6/01/19-6/01/23	2,425	2,506,599
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2010B-1 5.00%, 12/01/25	6,865	6,967,426
Park Creek Metropolitan District
Series 2005 5.25%, 12/01/25	3,000	3,050,040
5.50%, 12/01/30	890	903,910
Todd Creek Village Metropolitan District No 1
Series 2004 6.125%, 12/01/19 (c)	1,180	731,600
Todd Creek Village Metropolitan District No 1 COP
Series 2006
6.125%, 12/01/22 (c) (d)	$1,970	$866,800

		23,729,683

	Principal Amount (000)	U.S. $ Value
Connecticut - 8.5%
State of Connecticut
Series 2013C 5.00%, 7/15/27	7,165	8,280,662
Series 2013E 5.00%, 8/15/29	4,800	5,513,568
State of Connecticut Special Tax Revenue
Series 2011A 5.00%, 12/01/28	5,000	5,736,100
Series 2012 5.00%, 1/01/29	13,855	15,800,935

		35,331,265

District of Columbia - 1.4%
District of Columbia
Series 2013A 5.00%, 6/01/29	5,000	5,790,550

Florida - 8.2%
Alachua County Health Facilities Authority (Shands Teaching Hospital and Clinics Obligated Group)
Series 2014A 5.00%, 12/01/44	2,040	2,171,172
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group)
Series 2014 5.00%, 4/01/33	1,000	1,087,760
City of Orlando FL
Series 2014A 5.00%, 11/01/44	7,720	8,511,609
5.25%, 11/01/33	5,620	6,459,628
County of Miami-Dade FL Aviation Revenue
Series 2014A 5.00%, 10/01/33	1,000	1,096,060
Florida Ports Financing Commission
Series 2011A 5.00%, 10/01/25-10/01/27	4,205	4,892,099
Miami Beach Health Facilities Authority (Mount Sinai Medical Center of Florida, Inc.)
Series 2014 5.00%, 11/15/39	9,250	9,762,265

		33,980,593

Georgia - 1.3%
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2014B 5.00%, 1/01/31-1/01/32	4,675	5,307,868

Hawaii - 1.3%
State of Hawaii Airports System Revenue
Series 2010A 5.00%, 7/01/34	5,000	5,517,700

	Principal Amount (000)	U.S. $ Value
Illinois - 8.1%
Chicago O’Hare International Airport
XLCA Series 2003B-1 5.25%, 1/01/34	$4,860	$4,876,524
Cook County High School District No 29 Proviso Township
AGM Series 2004 5.00%, 12/01/20	2,000	2,114,620
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A 5.00%, 4/01/31	1,250	1,222,050
Illinois Finance Authority (Rush University Medical Center Obligated Group)
Series 2015A 5.00%, 11/15/34	2,000	2,206,400
State of Illinois
Series 2012 5.00%, 3/01/31	1,000	1,024,140
Series 2014 5.00%, 4/01/30-5/01/35	8,520	8,692,382
Univ of Illinois
AGM 5.25%, 10/01/26 (b)	10,800	11,648,448
Village of Manhattan IL (Village of Manhattan IL SSA No 2004-1)
Series 2005 5.875%, 3/01/28	1,595	1,606,197

		33,390,761

Indiana - 1.3%
Indiana Finance Authority (WVB East End Partners LLC)
Series 2013A 5.00%, 7/01/44	1,250	1,291,138
Richmond Hospital Authority (Reid Hospital & Health Care Services, Inc.)
Series 2015 5.00%, 1/01/39	3,765	4,097,600

		5,388,738

Kentucky - 2.1%
Kentucky Municipal Power Agency
NATL Series 2015A 5.00%, 9/01/30	2,500	2,804,650
Kentucky Turnpike Authority
Series 2013A 5.00%, 7/01/29	5,000	5,725,500

		8,530,150

Louisiana - 3.2%
City of New Orleans LA
AGC Series 2007A 5.00%, 12/01/22	5,875	6,331,252
NATL Series 2005 5.25%, 12/01/20	1,000	1,015,660
5.00%, 12/01/29	2,700	2,736,747

	Principal Amount (000)	U.S. $ Value
Louisiana Agricultural Finance Authority
Series 2007 5.25%, 9/15/17	$2,345	$2,433,993
Louisiana Local Government Environmental Facilities & Community Development Auth (Parish of Jefferson LA)
Series 2009A 5.00%, 4/01/26	535	603,389

		13,121,041

Maryland - 0.4%
Maryland Health & Higher Educational Facilities Authority (Meritus Medical Center, Inc.)
Series 2015 5.00%, 7/01/45	1,725	1,834,382

Massachusetts - 6.7%
Massachusetts Development Finance Agency (Franklin W Olin College of Engineering, Inc.)
Series 2013E 5.00%, 11/01/38	5,000	5,559,000
Massachusetts School Building Authority
Series 2011B 5.00%, 10/15/32	13,000	14,853,930
Series 2012B 5.00%, 8/15/28-8/15/30	6,345	7,418,135

		27,831,065

Michigan - 8.3%
Detroit City School District
Series 2012A 5.00%, 5/01/26-5/01/27	6,045	6,725,263
Michigan Finance Authority (City of Detroit MI Water Supply System Revenue)
AGM Series 2014D1 5.00%, 7/01/35	1,250	1,348,663
Michigan Finance Authority (Public Lighting Authority)
Series 2014B 5.00%, 7/01/34	2,250	2,415,352
Michigan Strategic Fund (Detroit Renewable Energy Obligated Group)
Series 2013 8.50%, 12/01/30 (a)	3,935	3,727,114
Plymouth Educational Center Charter School
Series 2005 5.125%, 11/01/23	2,140	1,672,324
Wayne State University
Series 2009A 5.00%, 11/15/29	16,500	18,642,360

		34,531,076

Mississippi - 1.0%
City of Gulfport MS (Memorial Hospital at Gulfport/MS)
Series 2001A 5.75%, 7/01/31	$4,000	$4,010,160

	Principal Amount (000)	U.S. $ Value
Missouri - 0.5%
City of Kansas City MO (City of Kansas City MO Lease)
Series 2008C 5.00%, 4/01/28	2,000	2,178,800

New Jersey - 6.9%
New Jersey Economic Development Authority
Series 2014U 5.00%, 6/15/30-6/15/34	7,500	7,826,975
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013 5.125%, 1/01/34	1,000	1,067,820
New Jersey Health Care Facilities Financing Authority (Barnabas Health, Inc.)
Series 2014 5.00%, 7/01/44	6,450	6,939,555
New Jersey State Turnpike Authority
Series 2012B 5.00%, 1/01/29	6,500	7,334,340
Series 2013A 5.00%, 1/01/31	5,000	5,636,000

		28,804,690

New York - 26.8%
City of New York NY
Series 2006J 5.00%, 6/01/16 (Pre-refunded/ETM)	1,155	1,198,659
Series 2010E 5.00%, 8/01/28	1,690	1,949,550
Series 2012B 5.00%, 8/01/30	5,070	5,808,141
Series 2012I 5.00%, 8/01/28	8,780	10,149,066
Metropolitan Transportation Authority
Series 2012D 5.00%, 11/15/29	4,000	4,595,480
Series 2012F 5.00%, 11/15/27	1,575	1,825,236
Series 2013A 5.00%, 11/15/29	1,830	2,084,864
Series 2014B 5.25%, 11/15/34	4,000	4,606,480
Series 2014C 5.00%, 11/15/32	1,000	1,137,430
New York City Municipal Water Finance Authority
Series 2011HH 5.00%, 6/15/26	5,000	5,831,600
Series 2013D 5.00%, 6/15/34	3,600	4,047,084
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2007B 5.00%, 5/01/17 (Pre-refunded/ETM)	4,540	4,877,594
5.00%, 11/01/24	2,485	2,671,574

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (New York St Pers Income Tax)
5.00%, 3/15/26 (b)	$7,000	$7,708,330
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012B 5.00%, 3/15/32	7,600	8,617,184
Series 2012D 5.00%, 2/15/29	8,000	9,156,160
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2011 5.00%, 6/15/27	5,000	5,855,750
New York State Environmental Facilities Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/24-6/15/27 (b)	7,000	7,792,995
Port Authority of New York & New Jersey
Series 2013178 5.00%, 12/01/32	4,400	4,933,456
Series 2014186 5.00%, 10/15/44	8,000	8,712,720
Ulster County Industrial Development Agency (Kingston Regional Senior Living Corp.)
Series 2007A 6.00%, 9/15/27	1,775	1,776,598
Utility Debt Securitization Authority
Series 2013T 5.00%, 12/15/30	5,000	5,875,850

		111,211,801

North Carolina - 2.8%
County of Iredell NC COP
AGM Series 2008 5.25%, 6/01/22	1,080	1,202,278
University of North Carolina at Greensboro
Series 2014 5.00%, 4/01/31-4/01/33	9,210	10,549,660

		11,751,938

Ohio - 2.1%
Columbiana County Port Authority (Apex Environmental LLC)
Series 2004 10.635%, 8/01/25 (c)	182	92,902
Series 2004A 7.125%, 8/01/25 (c)	1,840	938,400
Ohio Air Quality Development Authority (FirstEnergy Nuclear Generation LLC)
Series 2006 3.625%, 12/01/33	795	804,278
Series 2008C 3.95%, 11/01/32	5,800	5,834,626
Summit County Development Finance Authority
Series 2012
5.00%, 12/01/25	$1,000	$1,181,700

		8,851,906

	Principal Amount (000)	U.S. $ Value
Oklahoma - 0.4%
Tulsa Airports Improvement Trust
BAM Series 2015A 5.00%, 6/01/45	1,700	1,798,022

Oregon - 1.4%
Oregon State Lottery
Series 2011A 5.25%, 4/01/21 (Pre-refunded/ETM)	4,305	5,138,448
5.25%, 4/01/25	695	820,906

		5,959,354

Pennsylvania - 6.8%
Allegheny County Industrial Development Authority (Residential Resources Inc/PA)
Series 2006 5.00%, 9/01/21	500	509,825
Butler County Hospital Authority (Butler Health System Obligated Group)
Series 2015 5.00%, 7/01/35-7/01/39	3,510	3,779,276
Montgomery County Industrial Development Authority/PA
Series 2010 5.25%, 8/01/20 (Pre-refunded/ETM)	3,480	4,117,884
Montour School District
AGM Series 2015B 5.00%, 4/01/34-4/01/35	6,520	7,404,902
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015 5.00%, 12/31/34-12/31/38	3,270	3,452,409
Pennsylvania Turnpike Commission
Series 2014A 5.00%, 12/01/31-12/01/33	6,355	7,163,107
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A 5.25%, 7/01/24 (c) (d)	1,150	713,000
Wilkes-Barre Finance Authority (Wilkes University)
Series 2007 5.00%, 3/01/22	990	1,038,718

		28,179,121

South Carolina - 1.4%
Dorchester County School District No 2
AGC Series 2006 5.00%, 12/01/16 (Pre-refunded/ETM)	1,600	1,694,544
Newberry Investing IN Children’s Education
AGC Series 2005
5.00%, 12/01/15 (Pre-refunded/ETM)	$4,200	$4,265,184

		5,959,728

	Principal Amount (000)	U.S. $ Value
Tennessee - 2.5%
Chattanooga-Hamilton County Hospital Authority (Erlanger Medical Center)
Series 2014 5.00%, 10/01/44	7,500	7,887,675
Sullivan County Health Educational & Housing Facilities Board
Series 2006C 5.00%, 9/01/16 (Pre-refunded/ETM)	1,760	1,844,199
Sullivan County Health Educational & Housing Facilities Board (Wellmont Health System)
Series 2006C 5.25%, 9/01/26	725	753,166

		10,485,040

Texas - 21.8%
Alvin Independent School District/TX
Series 2009B 5.00%, 2/15/28	960	1,063,853
Arlington Higher Education Finance Corp. (Lifeschool of Dallas)
Series 2014A 5.00%, 8/15/39	4,805	5,335,183
Austin Community College District Public Facility Corp.
Series 2015 5.00%, 8/01/33	5,000	5,645,600
Bexar County Health Facilities Development Corp. (Army Retirement Residence Obligated Group)
Series 2007 5.00%, 7/01/27	430	442,337
City of Austin TX Water & Wastewater System Revenue
Series 2013A 5.00%, 11/15/28-11/15/29	8,075	9,375,671
City of Frisco TX
NATL Series 2006 5.00%, 2/15/16 (Pre-refunded/ETM)	3,220	3,300,790
City of Houston TX Combined Utility System Revenue
Series 2011D 5.00%, 11/15/25-11/15/26	8,500	9,999,065
City of Lewisville TX
ACA Series 2005 6.00%, 10/01/15 (Pre-refunded/ETM)	1,100	1,109,988
Dallas Independent School District
Series 2008 6.00%, 2/15/18 (Pre-refunded/ETM)	2,500	2,826,000
Dripping Springs Independent School District/TX
Series 2008 5.125%, 2/15/17 (Pre-refunded/ETM)	5,715	6,110,421
Fort Bend Independent School District
Series 2009 5.00%, 2/15/27	7,560	8,660,585

	Principal Amount (000)	U.S. $ Value
Love Field Airport Modernization Corp.
Series 2015 5.00%, 11/01/31 (e)	$1,000	$1,122,240
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC)
Series 2009 6.875%, 12/31/39	1,720	2,023,373
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC)
Series 2013 6.75%, 6/30/43	3,000	3,666,210
Texas Trnsp Comm
5.00%, 4/01/23 (b)	20,600	22,083,612
University of Texas System (The)
Series 2009A 5.25%, 8/15/22	6,825	7,698,873

		90,463,801

Washington - 4.2%
Energy Northwest (Bonneville Power Administration)
Series 2011A 5.00%, 7/01/23	5,250	6,200,040
FYI Properties (FYI Properties WA State Lease)
Series 2009 5.00%, 6/01/27	3,885	4,377,385
5.125%, 6/01/28	5,200	5,866,536
Port of Seattle WA
Series 2015A 5.00%, 4/01/40 (e)	1,000	1,107,480

		17,551,441

Wisconsin - 0.4%
State of Wisconsin
Series 20033 5.00%, 11/01/26	1,465	1,467,871

Total Long-Term Municipal Bonds (cost $655,229,457)		692,775,431

	Shares
SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.- Government STIF Portfolio, 0.11% (f) (g) (cost $1,026,487)	1,026,487	1,026,487

Total Investments - 167.2% (cost $656,255,944) (h)		693,801,918
Other assets less liabilities - (8.8)%		(36,523,559)
Preferred Shares at liquidation value - (58.4)%		(242,225,000)

U.S. $ Value
Net Assets Applicable to Common Shareholders - 100.0%(i)	$415,053,359

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2015, the aggregate market value of these securities amounted to $11,534,900 or 2.8% of net assets.
(b)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	When-Issued or delayed delivery security.
(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	As of July 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $42,510,477 and gross unrealized depreciation of investments was $(4,964,503), resulting in net unrealized appreciation of $37,545,974.
(i)	Portfolio percentages are calculated based on net assets applicable to common shareholders.

As of July 31, 2015, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 8.8% and 1.5%, respectively.

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
BAM	-	Build American Mutual
CCD	-	Community College District
COP	-	Certificate of Participation
GO	-	General Obligation
NATL	-	National Interstate Corporation
SSA	-	Special Services Area
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein National Municipal Income Fund

July 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1— quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2015:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$668,979,161		$23,796,270		$692,775,431
Short-Term Investments		1,026,487		– 0	–	– 0	–	1,026,487

Total Investments in Securities		1,026,487		668,979,161		23,796,270		693,801,918
Other Financial Instruments*		– 0	–	– 0	–	– 0	–	– 0	–

Total^		$1,026,487		$668,979,161		$23,796,270		$693,801,918

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.

^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 10/31/14	$15,557,676		$15,557,676
Accrued discounts/(premiums)	(34,863)		(34,863)
Realized gain (loss)	52,421		52,421
Change in unrealized appreciation/depreciation	422,575		422,575
Purchases	9,240,854		9,240,854
Sales	(2,681,720)		(2,681,720)
Transfers in to Level 3	1,239,327		1,239,327
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 7/31/15	$23,796,270		$23,796,270	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/15	$516,411		$516,411

+	There were de minimis transfers under 1% of net assets during the reporting period.

As of July 31, 2015, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 21, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 21, 2015